Shareholder Fees	Feb. 28, 2026 USD ($)
Diamond Hill Small Cap Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Diamond Hill Small Cap Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Small Cap Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Small-Mid Cap Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Small-Mid Cap Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Small-Mid Cap Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Mid Cap Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Mid Cap Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Mid Cap Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Large Cap Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Large Cap Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Large Cap Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Select Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Select Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Select Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Long-Short Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Long-Short Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Long-Short Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill International Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill International Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill International Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Short Duration Securitized Bond Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Short Duration Securitized Bond Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Securitized Total Return Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Securitized Total Return Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Securitized Total Return Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Bond Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Bond Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Plus Bond Fund | Investor
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Plus Bond Fund | Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Core Plus Bond Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	0
Diamond Hill Large Cap Concentrated ETF | Diamond Hill Large Cap Concentrated ETF Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0